Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. In the event material, non-public information becomes known to the Compensation Committee prior to granting an award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
The Company did not issue any option grants to our named executive officers in 2025 during any period beginning four business days before the filing of Form 10-K or Form 10-Q, or the filing or furnishing of a Form 8-K that discloses material, non-public information (other than a Form 8-K disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method
The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. In the event material, non-public information becomes known to the Compensation Committee prior to granting an award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false